UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                      ------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  12/31/07
                           --------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                    DECEMBER 31, 2007
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--------------------------------------------------------------------------------
       ANNUAL REPORT AND SHAREHOLDER LETTER                   GLOBAL
--------------------------------------------------------------------------------
                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                    TEMPLETON
            GLOBAL OPPORTUNITIES TRUST              Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        Franklin o TEMPLETON o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Templeton Global Opportunities Trust ......................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   11

Financial Highlights and Statement of Investments .........................   13

Financial Statements ......................................................   22

Notes to Financial Statements .............................................   25

Report of Independent Registered Public Accounting Firm ...................   33

Tax Designation ...........................................................   34

Board Members and Officers ................................................   36

Shareholder Information ...................................................   41

--------------------------------------------------------------------------------

Annual Report

Templeton Global Opportunities Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Europe                                              30.9%
Asia                                                26.9%
North America                                       24.0%
Latin America                                        3.9%
Middle East & Africa                                 1.2%
Australia & New Zealand                              0.6%
Short-Term Investments & Other Net Assets           12.5%

We are pleased to bring you Templeton Global Opportunities Trust's annual report for the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Templeton Global Opportunities Trust - Class A posted a +17.44% cumulative total return for the 12 months under review. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which posted a +12.18% total return for the same period. 1 Please note that performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

In spite of elevated energy prices and widespread fears of contagion from the deteriorating U.S. housing situation, the global economy remained resilient in 2007. Consumer and corporate demand strength, particularly in China and other developing economies, generally favorable employment and accommodative monetary policies continued to underpin the current expansionary period that began in 2002.

These factors also contributed to the strength of global equity markets during 2007. However, concerns about slower growth and declining asset quality surfaced in the first quarter. These were initially centered on the U.S. subprime mortgage market but spread in August to global capital markets. Difficulties in

1. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                               Annual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities as of 12/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
U.S.                                                                       23.2%
--------------------------------------------------------------------------------
U.K.                                                                       10.3%
--------------------------------------------------------------------------------
Japan                                                                       9.3%
--------------------------------------------------------------------------------
China                                                                       7.2%
--------------------------------------------------------------------------------
France                                                                      5.0%
--------------------------------------------------------------------------------
Switzerland                                                                 4.2%
--------------------------------------------------------------------------------
South Korea                                                                 4.2%
--------------------------------------------------------------------------------
Germany                                                                     3.7%
--------------------------------------------------------------------------------
Brazil                                                                      2.8%
--------------------------------------------------------------------------------
Italy                                                                       2.7%
--------------------------------------------------------------------------------

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 12/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Commercial Banks                                                            9.7%
--------------------------------------------------------------------------------
Pharmaceuticals                                                             7.8%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                 7.1%
--------------------------------------------------------------------------------
Media                                                                       5.9%
--------------------------------------------------------------------------------
Insurance                                                                   5.5%
--------------------------------------------------------------------------------
Software                                                                    3.9%
--------------------------------------------------------------------------------
Electric Utilities                                                          3.6%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      3.6%
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    3.0%
--------------------------------------------------------------------------------
Multi-Utilities                                                             2.7%
--------------------------------------------------------------------------------

assessing risk and the value of collateral in the structured finance industry contributed to declining risk appetite among lenders and investors. The private equity industry, which relies on the availability of cheap credit, played a pivotal role in several large and high-profile acquisitions and helped boost merger and acquisition activity in the first half of the year. This was an important driver of equity performance, but as liquidity dried up in the second half of the year, significantly slower money flows from private equity weighed on market performance. However, global merger and acquisition activity still reached record levels. The staggering $4.5 trillion of deals announced in 2007 eclipsed the previous record from 2006 by 24%. 2

To alleviate the credit crunch and restore investor confidence, the world's major central banks infused capital into the system, and the U.S. Federal Reserve Board reduced its target interest rate by a full percentage point. However, credit and equity markets continued to face headwinds as write-downs and losses from subprime mortgage financing prevailed among large financial institutions toward the end of the year, and equity prices remained volatile.

For the year, however, global and non-U.S. equity markets registered the fifth consecutive year of double-digit total returns, making this an exceptionally strong period for investors in global equities. Broad-based stock performance by European and Asian shares at least doubled that of U.S. stocks, while emerging market equity returns more than tripled those in developed markets. Led by the BRIC countries, Brazil, Russia, India and China, emerging market economies continued to grow at accelerated rates, supporting elevated prices for oil and other commodities. At the same time, investment inflows from developed economies continued to underpin equity prices in emerging markets. In addition, U.S. dollar weakness versus the currencies of many major trading partners enhanced equity returns for U.S.-based investors holding stocks denominated in these currencies.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

2. Source: "For Deal Makers, Tale of Two Halves," THE WALL STREET JOURNAL,
1/2/08.


4 | Annual Report

MANAGER'S DISCUSSION

During the year under review, Fund performance, relative to the MSCI AC World Index, was helped by stock selection in Asia. In particular, the Fund benefited from its overweighted exposure to China. China Resources Power Holdings was among the Fund's major contributors to performance during the review period. The company, which operates large, coal-fired power plants throughout China, reported strong earnings growth largely due to the construction of new power plants and recently acquired assets from its parent company, China Resources Holdings. China Resources Power has also developed a substantial network through its investments in coal mines, railway and port businesses, which we believe should help the company secure its coal supply and manage costs in a tight market. On a sector basis, an overweighted allocation and stock selection in utilities contributed to the Fund's relative results as strong global power demand and firm pricing benefited many of the Fund's utilities holdings.

Other notable holdings that performed well during the reporting period included China Shenhua Energy, China's largest coal producer; Japanese game maker Nintendo; and China Pharmaceutical Group, whose products include bulk penicillin and vitamin C.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Not all of the Fund's holdings performed well during the reporting period. On a geographic basis, relative Fund performance was hurt by stock selection in North America, particularly in the U.S. where a position in U.S.-based OfficeMax was among the most significant detractors. Competition in the office supply business has increased and although the company reported higher sales, it missed its earnings estimates largely due to lower profit margins as a result of an aggressive pricing strategy. By sector, the Fund was hurt most by its stock selection in the consumer discretionary sector, largely due to the

TOP 10 EQUITY HOLDINGS
12/31/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
China Resources Power Holdings Co. Ltd.                                     2.3%
--------------------------------------------------------------------------------
   INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS, CHINA
--------------------------------------------------------------------------------
Aquila Inc.                                                                 1.9%
   MULTI-UTILITIES, U.S.
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                 1.8%
   OIL, GAS & CONSUMABLE FUELS, BRAZIL
--------------------------------------------------------------------------------
Sanofi-Aventis                                                              1.7%
   PHARMACEUTICALS, FRANCE
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                           1.7%
   SOFTWARE, JAPAN
--------------------------------------------------------------------------------
American International Group Inc.                                           1.6%
   INSURANCE, U.S.
--------------------------------------------------------------------------------
British Energy Group PLC                                                    1.4%
   ELECTRIC UTILITIES, U.K.
--------------------------------------------------------------------------------
UBS AG                                                                      1.4%
   CAPITAL MARKETS, SWITZERLAND
--------------------------------------------------------------------------------
Boston Scientific Corp.                                                     1.3%
   HEALTH CARE EQUIPMENT & SUPPLIES, U.S.
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group Inc.                                         1.3%
   COMMERCIAL BANKS, JAPAN
--------------------------------------------------------------------------------


                                                               Annual Report | 5

Fund's investment in women's clothing company Liz Claiborne. The Fund was also hurt by its underweighted allocation to the materials sector, which performed well during the reporting period.

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/ Guang Yang

                        Guang Yang, CFA
                        Portfolio Manager
                        Templeton Global Opportunities Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 12/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------
CLASS A (SYMBOL: TEGOX)                             CHANGE  12/31/07  12/31/06
-------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$3.06   $ 23.55   $ 20.49
-------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
-------------------------------------------------------------------------------
Dividend Income                           $ 0.2246
-------------------------------------------------------------------------------
Short-Term Capital Gain                   $ 0.0080
-------------------------------------------------------------------------------
Long-Term Capital Gain                    $ 0.2590
-------------------------------------------------------------------------------
           TOTAL                          $ 0.4916
-------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                               CHANGE  12/31/07  12/31/06
-------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$2.98    $23.26   $ 20.28
-------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
-------------------------------------------------------------------------------
Dividend Income                           $ 0.0928
-------------------------------------------------------------------------------
Short-Term Capital Gain                   $ 0.0080
-------------------------------------------------------------------------------
Long-Term Capital Gain                    $ 0.2590
-------------------------------------------------------------------------------
           TOTAL                          $ 0.3598
-------------------------------------------------------------------------------
CLASS C (SYMBOL: TEGPX)                             CHANGE  12/31/07  12/31/06
-------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$2.97   $ 23.18   $ 20.21
-------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
-------------------------------------------------------------------------------
Dividend Income                           $ 0.0881
-------------------------------------------------------------------------------
Short-Term Capital Gain                   $ 0.0080
-------------------------------------------------------------------------------
Long-Term Capital Gain                    $ 0.2590
-------------------------------------------------------------------------------
           TOTAL                          $ 0.3551
-------------------------------------------------------------------------------


                                                               Annual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------
CLASS A                                              1-YEAR      5-YEAR       10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return 1                            +17.44%    +169.56%      +134.91%
--------------------------------------------------------------------------------------------
Average Annual Total Return 2                        +10.69%     +20.51%        +8.28%
--------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $11,069    $ 25,412      $ 22,147
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4       1.40%
--------------------------------------------------------------------------------------------
CLASS B                                              1-YEAR      5-YEAR   INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------
Cumulative Total Return 1                            +16.56%    +159.59%      +123.70%
--------------------------------------------------------------------------------------------
Average Annual Total Return 2                        +12.56%     +20.83%        +9.36%
--------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $11,256    $ 25,759      $ 22,370
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4       2.14%
--------------------------------------------------------------------------------------------
CLASS C                                              1-YEAR      5-YEAR       10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return 1                            +16.60%    +159.50%      +118.25%
--------------------------------------------------------------------------------------------
Average Annual Total Return 2                        +15.60%     +21.01%        +8.12%
--------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $11,560    $ 25,950      $ 21,825
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4       2.15%
--------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (1/1/98-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Templeton Global
       Date               Opportunities Trust      MSCI AC World Index 5
    ----------            -------------------      ---------------------
      1/1/1998                  $ 9,428                  $10,000
     1/31/1998                  $ 9,194                  $10,220
     2/28/1998                  $ 9,680                  $10,919
     3/31/1998                  $10,149                  $11,385
     4/30/1998                  $10,262                  $11,492
     5/31/1998                  $ 9,911                  $11,274
     6/30/1998                  $ 9,854                  $11,477
     7/31/1998                  $ 9,973                  $11,481
     8/31/1998                  $ 8,380                  $ 9,872
     9/30/1998                  $ 8,311                  $10,069
    10/31/1998                  $ 8,838                  $10,988
    11/30/1998                  $ 9,308                  $11,655
    12/31/1998                  $ 9,371                  $12,197
     1/31/1999                  $ 9,306                  $12,446
     2/28/1999                  $ 9,063                  $12,133
     3/31/1999                  $ 9,672                  $12,679
     4/30/1999                  $10,347                  $13,227
     5/31/1999                  $ 9,904                  $12,759
     6/30/1999                  $10,347                  $13,394
     7/31/1999                  $10,228                  $13,340
     8/31/1999                  $10,115                  $13,324
     9/30/1999                  $ 9,943                  $13,180
    10/31/1999                  $10,234                  $13,848
    11/30/1999                  $10,856                  $14,278
    12/31/1999                  $11,917                  $15,467
     1/31/2000                  $11,304                  $14,633
     2/29/2000                  $11,610                  $14,683
     3/31/2000                  $12,067                  $15,648
     4/30/2000                  $11,518                  $14,946
     5/31/2000                  $11,699                  $14,558
     6/30/2000                  $12,285                  $15,051
     7/31/2000                  $12,157                  $14,609
     8/31/2000                  $12,420                  $15,064
     9/30/2000                  $11,826                  $14,236
    10/31/2000                  $11,556                  $13,958
    11/30/2000                  $11,293                  $13,093
    12/31/2000                  $11,540                  $13,312
     1/31/2001                  $11,659                  $13,648
     2/28/2001                  $11,304                  $12,500
     3/31/2001                  $10,585                  $11,658
     4/30/2001                  $11,132                  $12,508
     5/31/2001                  $11,093                  $12,368
     6/30/2001                  $10,934                  $11,989
     7/31/2001                  $10,791                  $11,800
     8/31/2001                  $10,593                  $11,258
     9/30/2001                  $ 9,681                  $10,230
    10/31/2001                  $ 9,880                  $10,447
    11/30/2001                  $10,435                  $11,090
    12/31/2001                  $10,505                  $11,193
     1/31/2002                  $10,154                  $10,887
     2/28/2002                  $10,059                  $10,807
     3/31/2002                  $10,584                  $11,295
     4/30/2002                  $10,321                  $10,937
     5/31/2002                  $10,497                  $10,953
     6/30/2002                  $ 9,778                  $10,284
     7/31/2002                  $ 8,996                  $ 9,422
     8/31/2002                  $ 8,932                  $ 9,446
     9/30/2002                  $ 7,719                  $ 8,410
    10/31/2002                  $ 8,150                  $ 9,029
    11/30/2002                  $ 8,693                  $ 9,523
    12/31/2002                  $ 8,216                  $ 9,069
     1/31/2003                  $ 8,023                  $ 8,804
     2/28/2003                  $ 7,668                  $ 8,650
     3/31/2003                  $ 7,451                  $ 8,617
     4/30/2003                  $ 8,242                  $ 9,387
     5/31/2003                  $ 8,913                  $ 9,933
     6/30/2003                  $ 9,083                  $10,124
     7/31/2003                  $ 9,309                  $10,349
     8/31/2003                  $ 9,673                  $10,594
     9/30/2003                  $ 9,665                  $10,662
    10/31/2003                  $10,230                  $11,309
    11/30/2003                  $10,432                  $11,482
    12/31/2003                  $11,234                  $12,210
     1/31/2004                  $11,576                  $12,419
     2/29/2004                  $11,893                  $12,649
     3/31/2004                  $11,723                  $12,581
     4/30/2004                  $11,430                  $12,292
     5/31/2004                  $11,495                  $12,396
     6/30/2004                  $11,691                  $12,647
     7/31/2004                  $11,218                  $12,246
     8/31/2004                  $11,316                  $12,325
     9/30/2004                  $11,642                  $12,585
    10/31/2004                  $11,886                  $12,895
    11/30/2004                  $12,628                  $13,604
    12/31/2004                  $13,094                  $14,134
     1/31/2005                  $12,868                  $13,837
     2/28/2005                  $13,395                  $14,323
     3/31/2005                  $13,051                  $14,014
     4/30/2005                  $12,775                  $13,713
     5/31/2005                  $12,967                  $13,980
     6/30/2005                  $13,227                  $14,127
     7/31/2005                  $13,704                  $14,653
     8/31/2005                  $13,796                  $14,771
     9/30/2005                  $14,324                  $15,220
    10/31/2005                  $13,729                  $14,813
    11/30/2005                  $14,198                  $15,360
    12/31/2005                  $14,748                  $15,741
     1/31/2006                  $15,624                  $16,520
     2/28/2006                  $15,677                  $16,502
     3/31/2006                  $16,032                  $16,856
     4/30/2006                  $16,636                  $17,426
     5/31/2006                  $15,997                  $16,754
     6/30/2006                  $16,006                  $16,753
     7/31/2006                  $16,272                  $16,872
     8/31/2006                  $16,645                  $17,318
     9/30/2006                  $16,938                  $17,524
    10/31/2006                  $17,604                  $18,185
    11/30/2006                  $18,110                  $18,708
    12/31/2006                  $18,858                  $19,130
     1/31/2007                  $19,088                  $19,325
     2/28/2007                  $18,830                  $19,231
     3/31/2007                  $19,330                  $19,625
     4/30/2007                  $20,300                  $20,505
     5/31/2007                  $21,093                  $21,135
     6/30/2007                  $21,158                  $21,080
     7/31/2007                  $21,343                  $20,763
     8/31/2007                  $21,453                  $20,715
     9/30/2007                  $22,469                  $21,833
    10/31/2007                  $23,410                  $22,690
    11/30/2007                  $22,404                  $21,696
    12/31/2007                  $22,147                  $21,461

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS A                                                                 12/31/07
--------------------------------------------------------------------------------
1-Year                                                                   +10.69%
--------------------------------------------------------------------------------
5-Year                                                                   +20.51%
--------------------------------------------------------------------------------
10-Year                                                                   +8.28%
--------------------------------------------------------------------------------

CLASS B (1/1/99-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Templeton Global
       Date               Opportunities Trust      MSCI AC World Index 5
    ----------            -------------------      ---------------------
      1/1/1999                  $10,000                  $10,000
     1/31/1999                  $ 9,925                  $10,204
     2/28/1999                  $ 9,658                  $ 9,948
     3/31/1999                  $10,301                  $10,395
     4/30/1999                  $11,014                  $10,844
     5/31/1999                  $10,534                  $10,461
     6/30/1999                  $11,000                  $10,982
     7/31/1999                  $10,866                  $10,937
     8/31/1999                  $10,746                  $10,924
     9/30/1999                  $10,548                  $10,806
    10/31/1999                  $10,852                  $11,354
    11/30/1999                  $11,509                  $11,706
    12/31/1999                  $12,631                  $12,682
     1/31/2000                  $11,979                  $11,998
     2/29/2000                  $12,327                  $12,038
     3/31/2000                  $12,812                  $12,830
     4/30/2000                  $12,220                  $12,254
     5/31/2000                  $12,412                  $11,936
     6/30/2000                  $13,020                  $12,341
     7/31/2000                  $12,884                  $11,978
     8/31/2000                  $13,149                  $12,351
     9/30/2000                  $12,516                  $11,672
    10/31/2000                  $12,220                  $11,444
    11/30/2000                  $11,939                  $10,735
    12/31/2000                  $12,190                  $10,914
     1/31/2001                  $12,307                  $11,190
     2/28/2001                  $11,923                  $10,249
     3/31/2001                  $11,161                  $ 9,559
     4/30/2001                  $11,733                  $10,255
     5/31/2001                  $11,682                  $10,141
     6/30/2001                  $11,506                  $ 9,830
     7/31/2001                  $11,354                  $ 9,675
     8/31/2001                  $11,136                  $ 9,230
     9/30/2001                  $10,178                  $ 8,387
    10/31/2001                  $10,371                  $ 8,566
    11/30/2001                  $10,943                  $ 9,092
    12/31/2001                  $11,018                  $ 9,178
     1/31/2002                  $10,640                  $ 8,926
     2/28/2002                  $10,539                  $ 8,861
     3/31/2002                  $11,076                  $ 9,261
     4/30/2002                  $10,790                  $ 8,967
     5/31/2002                  $10,967                  $ 8,980
     6/30/2002                  $10,218                  $ 8,432
     7/31/2002                  $ 9,393                  $ 7,725
     8/31/2002                  $ 9,317                  $ 7,745
     9/30/2002                  $ 8,046                  $ 6,895
    10/31/2002                  $ 8,492                  $ 7,403
    11/30/2002                  $ 9,048                  $ 7,808
    12/31/2002                  $ 8,553                  $ 7,436
     1/31/2003                  $ 8,342                  $ 7,219
     2/28/2003                  $ 7,971                  $ 7,092
     3/31/2003                  $ 7,743                  $ 7,065
     4/30/2003                  $ 8,555                  $ 7,696
     5/31/2003                  $ 9,248                  $ 8,144
     6/30/2003                  $ 9,417                  $ 8,301
     7/31/2003                  $ 9,645                  $ 8,485
     8/31/2003                  $10,017                  $ 8,686
     9/30/2003                  $10,000                  $ 8,742
    10/31/2003                  $10,583                  $ 9,272
    11/30/2003                  $10,786                  $ 9,414
    12/31/2003                  $11,606                  $10,011
     1/31/2004                  $11,944                  $10,183
     2/29/2004                  $12,274                  $10,371
     3/31/2004                  $12,089                  $10,315
     4/30/2004                  $11,776                  $10,079
     5/31/2004                  $11,835                  $10,164
     6/30/2004                  $12,030                  $10,369
     7/31/2004                  $11,538                  $10,040
     8/31/2004                  $11,632                  $10,105
     9/30/2004                  $11,954                  $10,318
    10/31/2004                  $12,208                  $10,573
    11/30/2004                  $12,953                  $11,154
    12/31/2004                  $13,427                  $11,588
     1/31/2005                  $13,185                  $11,345
     2/28/2005                  $13,712                  $11,743
     3/31/2005                  $13,357                  $11,490
     4/30/2005                  $13,071                  $11,244
     5/31/2005                  $13,262                  $11,462
     6/30/2005                  $13,513                  $11,583
     7/31/2005                  $13,997                  $12,014
     8/31/2005                  $14,075                  $12,111
     9/30/2005                  $14,603                  $12,479
    10/31/2005                  $13,988                  $12,145
    11/30/2005                  $14,456                  $12,594
    12/31/2005                  $15,011                  $12,906
     1/31/2006                  $15,892                  $13,545
     2/28/2006                  $15,937                  $13,530
     3/31/2006                  $16,294                  $13,821
     4/30/2006                  $16,886                  $14,288
     5/31/2006                  $16,230                  $13,736
     6/30/2006                  $16,230                  $13,736
     7/31/2006                  $16,485                  $13,833
     8/31/2006                  $16,850                  $14,199
     9/30/2006                  $17,141                  $14,368
    10/31/2006                  $17,806                  $14,910
    11/30/2006                  $18,308                  $15,339
    12/31/2006                  $19,048                  $15,685
     1/31/2007                  $19,280                  $15,844
     2/28/2007                  $19,020                  $15,767
     3/31/2007                  $19,526                  $16,090
     4/30/2007                  $20,504                  $16,812
     5/31/2007                  $21,306                  $17,329
     6/30/2007                  $21,372                  $17,284
     7/31/2007                  $21,558                  $17,024
     8/31/2007                  $21,670                  $16,984
     9/30/2007                  $22,695                  $17,901
    10/31/2007                  $23,646                  $18,603
    11/30/2007                  $22,629                  $17,788
    12/31/2007                  $22,370                  $17,596

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS B                                                                 12/31/07
--------------------------------------------------------------------------------
1-Year                                                                   +12.56%
--------------------------------------------------------------------------------
5-Year                                                                   +20.83%
--------------------------------------------------------------------------------
Since Inception (1/1/99)                                                  +9.36%
--------------------------------------------------------------------------------


                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS C                                                                 12/31/07
--------------------------------------------------------------------------------
1-Year                                                                   +15.60%
--------------------------------------------------------------------------------
5-Year                                                                   +21.01%
--------------------------------------------------------------------------------
10-Year                                                                   +8.12%
--------------------------------------------------------------------------------

CLASS C (1/1/98-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Templeton Global
        Date              Opportunities Trust      MSCI AC World Index 5
    ----------            -------------------      ---------------------
      1/1/1998                  $10,000                  $10,000
     1/31/1998                  $ 9,743                  $10,220
     2/28/1998                  $10,257                  $10,919
     3/31/1998                  $10,746                  $11,385
     4/30/1998                  $10,860                  $11,492
     5/31/1998                  $10,484                  $11,274
     6/30/1998                  $10,417                  $11,477
     7/31/1998                  $10,538                  $11,481
     8/31/1998                  $ 8,844                  $ 9,872
     9/30/1998                  $ 8,770                  $10,069
    10/31/1998                  $ 9,321                  $10,988
    11/30/1998                  $ 9,812                  $11,655
    12/31/1998                  $ 9,871                  $12,197
     1/31/1999                  $ 9,796                  $12,446
     2/28/1999                  $ 9,530                  $12,133
     3/31/1999                  $10,171                  $12,679
     4/30/1999                  $10,874                  $13,227
     5/31/1999                  $10,403                  $12,759
     6/30/1999                  $10,860                  $13,394
     7/31/1999                  $10,726                  $13,340
     8/31/1999                  $10,607                  $13,324
     9/30/1999                  $10,417                  $13,180
    10/31/1999                  $10,712                  $13,848
    11/30/1999                  $11,359                  $14,278
    12/31/1999                  $12,465                  $15,467
     1/31/2000                  $11,818                  $14,633
     2/29/2000                  $12,127                  $14,683
     3/31/2000                  $12,600                  $15,648
     4/30/2000                  $12,020                  $14,946
     5/31/2000                  $12,211                  $14,558
     6/30/2000                  $12,807                  $15,051
     7/31/2000                  $12,664                  $14,609
     8/31/2000                  $12,934                  $15,064
     9/30/2000                  $12,306                  $14,236
    10/31/2000                  $12,012                  $13,958
    11/30/2000                  $11,742                  $13,093
    12/31/2000                  $11,988                  $13,312
     1/31/2001                  $12,095                  $13,648
     2/28/2001                  $11,723                  $12,500
     3/31/2001                  $10,969                  $11,658
     4/30/2001                  $11,534                  $12,508
     5/31/2001                  $11,485                  $12,368
     6/30/2001                  $11,318                  $11,989
     7/31/2001                  $11,160                  $11,800
     8/31/2001                  $10,952                  $11,258
     9/30/2001                  $10,004                  $10,230
    10/31/2001                  $10,196                  $10,447
    11/30/2001                  $10,761                  $11,090
    12/31/2001                  $10,828                  $11,193
     1/31/2002                  $10,462                  $10,887
     2/28/2002                  $10,362                  $10,807
     3/31/2002                  $10,894                  $11,295
     4/30/2002                  $10,611                  $10,937
     5/31/2002                  $10,786                  $10,953
     6/30/2002                  $10,046                  $10,284
     7/31/2002                  $ 9,239                  $ 9,422
     8/31/2002                  $ 9,164                  $ 9,446
     9/30/2002                  $ 7,909                  $ 8,410
    10/31/2002                  $ 8,349                  $ 9,029
    11/30/2002                  $ 8,898                  $ 9,523
    12/31/2002                  $ 8,410                  $ 9,069
     1/31/2003                  $ 8,202                  $ 8,804
     2/28/2003                  $ 7,836                  $ 8,650
     3/31/2003                  $ 7,611                  $ 8,617
     4/30/2003                  $ 8,413                  $ 9,387
     5/31/2003                  $ 9,089                  $ 9,933
     6/30/2003                  $ 9,264                  $10,124
     7/31/2003                  $ 9,481                  $10,349
     8/31/2003                  $ 9,848                  $10,594
     9/30/2003                  $ 9,832                  $10,662
    10/31/2003                  $10,399                  $11,309
    11/30/2003                  $10,599                  $11,482
    12/31/2003                  $11,403                  $12,210
     1/31/2004                  $11,745                  $12,419
     2/29/2004                  $12,062                  $12,649
     3/31/2004                  $11,880                  $12,581
     4/30/2004                  $11,579                  $12,292
     5/31/2004                  $11,637                  $12,396
     6/30/2004                  $11,830                  $12,647
     7/31/2004                  $11,345                  $12,246
     8/31/2004                  $11,437                  $12,325
     9/30/2004                  $11,754                  $12,585
    10/31/2004                  $11,997                  $12,895
    11/30/2004                  $12,733                  $13,604
    12/31/2004                  $13,198                  $14,134
     1/31/2005                  $12,959                  $13,837
     2/28/2005                  $13,479                  $14,323
     3/31/2005                  $13,129                  $14,014
     4/30/2005                  $12,848                  $13,713
     5/31/2005                  $13,035                  $13,980
     6/30/2005                  $13,283                  $14,127
     7/31/2005                  $13,752                  $14,653
     8/31/2005                  $13,837                  $14,771
     9/30/2005                  $14,358                  $15,220
    10/31/2005                  $13,752                  $14,813
    11/30/2005                  $14,213                  $15,360
    12/31/2005                  $14,754                  $15,741
     1/31/2006                  $15,624                  $16,520
     2/28/2006                  $15,659                  $16,502
     3/31/2006                  $16,010                  $16,856
     4/30/2006                  $16,595                  $17,426
     5/31/2006                  $15,956                  $16,754
     6/30/2006                  $15,947                  $16,753
     7/31/2006                  $16,208                  $16,872
     8/31/2006                  $16,568                  $17,318
     9/30/2006                  $16,855                  $17,524
    10/31/2006                  $17,503                  $18,185
    11/30/2006                  $17,997                  $18,708
    12/31/2006                  $18,717                  $19,130
     1/31/2007                  $18,940                  $19,325
     2/28/2007                  $18,680                  $19,231
     3/31/2007                  $19,156                  $19,625
     4/30/2007                  $20,104                  $20,505
     5/31/2007                  $20,885                  $21,135
     6/30/2007                  $20,931                  $21,080
     7/31/2007                  $21,098                  $20,763
     8/31/2007                  $21,191                  $20,715
     9/30/2007                  $22,177                  $21,833
    10/31/2007                  $23,097                  $22,690
    11/30/2007                  $22,084                  $21,696
    12/31/2007                  $21,825                  $21,461

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.

5. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.


10 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                                     BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                                 VALUE 7/1/07     VALUE 12/31/07   PERIOD* 7/1/07-12/31/07
------------------------------------------------------------------------------------------------------------------
Actual                                                   $   1,000         $ 1,046.70             $  6.55
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $   1,000         $ 1,018.80             $  6.46
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                                   $   1,000         $ 1,042.70             $ 10.40
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $   1,000         $ 1,015.02             $ 10.26
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                                   $   1,000         $ 1,042.70             $ 10.40
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $   1,000         $ 1,015.02             $ 10.26
------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.27%; B: 2.02%; and C: 2.02%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


12 | Annual Report

Templeton Global Opportunities Trust

FINANCIAL HIGHLIGHTS

                                                   ---------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
CLASS A                                                  2007           2006          2005          2004          2003
                                                   ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............   $    20.49      $   16.83      $  15.65      $  13.81      $  10.20
                                                   ---------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................         0.30           0.16          0.19          0.17          0.11
   Net realized and unrealized gains (losses) ..         3.25           4.48          1.78          2.10          3.62
                                                   ---------------------------------------------------------------------
Total from investment operations ...............         3.55           4.64          1.97          2.27          3.73
                                                   ---------------------------------------------------------------------
Less distributions from:
   Net investment income .......................        (0.22)         (0.16)        (0.19)        (0.18)        (0.12)
   Net realized gains ..........................        (0.27)         (0.82)        (0.60)        (0.25)           --
                                                   ---------------------------------------------------------------------
Total distributions ............................        (0.49)         (0.98)        (0.79)        (0.43)        (0.12)
                                                   ---------------------------------------------------------------------
Redemption fees ................................           -- d           -- d          -- d          -- d          -- d
                                                   ---------------------------------------------------------------------
Net asset value, end of year ...................   $    23.55      $   20.49      $  16.83      $  15.65      $  13.81
                                                   =====================================================================

Total return c .................................        17.44%         27.87%        12.63%        16.55%        36.74%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................         1.30% e        1.40% e       1.38% e       1.42% e       1.50%
Net investment income ..........................         1.30%          0.85%         1.20%         1.17%         0.97%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $1,148,008      $ 522,313      $378,507      $374,648      $369,776
Portfolio turnover rate ........................         9.14%          9.54%        10.24%        10.35%        21.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Templeton Global Opportunities Trust

                                                   ---------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
CLASS B                                                  2007           2006          2005          2004          2003
                                                   ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............   $    20.28      $   16.69      $  15.53      $  13.72      $  10.15
                                                   ---------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................         0.14           0.02          0.08          0.07          0.02
   Net realized and unrealized gains (losses) ..         3.20           4.42          1.75          2.07          3.59
                                                   ---------------------------------------------------------------------
Total from investment operations ...............         3.34           4.44          1.83          2.14          3.61
                                                   ---------------------------------------------------------------------
Less distributions from:
   Net investment income .......................        (0.09)         (0.03)        (0.07)        (0.08)        (0.04)
   Net realized gains ..........................        (0.27)         (0.82)        (0.60)        (0.25)           --
                                                   ---------------------------------------------------------------------
Total distributions ............................        (0.36)         (0.85)        (0.67)        (0.33)        (0.04)
                                                   ---------------------------------------------------------------------
Redemption fees ................................           -- d           -- d          -- d          -- d          -- d
                                                   ---------------------------------------------------------------------
Net asset value, end of year ...................   $    23.26      $   20.28      $  16.69      $  15.53      $  13.72
                                                   =====================================================================

Total return c .................................        16.56%         26.89%        11.80%        15.69%        35.70%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................         2.05% e        2.14% e       2.13% e       2.17% e       2.24%
Net investment income ..........................         0.55%          0.11%         0.45%         0.42%         0.23%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $    4,734      $   2,873      $  2,069      $  1,958      $  1,215
Portfolio turnover rate ........................         9.14%          9.54%        10.24%        10.35%        21.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Global Opportunities Trust

                                                   ---------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
CLASS C                                                  2007           2006          2005          2004          2003
                                                   ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $    20.21      $   16.63      $  15.48      $  13.66      $  10.11
                                                   ---------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................         0.14           0.02          0.07          0.06          0.02
   Net realized and unrealized gains (losses) ..         3.19           4.41          1.75          2.08          3.56
                                                   ---------------------------------------------------------------------
Total from investment operations ...............         3.33           4.43          1.82          2.14          3.58
                                                   ---------------------------------------------------------------------
Less distributions from:
   Net investment income .......................        (0.09)         (0.03)        (0.07)        (0.07)        (0.03)
   Net realized gains ..........................        (0.27)         (0.82)        (0.60)        (0.25)           --
                                                   ---------------------------------------------------------------------
Total distributions ............................        (0.36)         (0.85)        (0.67)        (0.32)        (0.03)
                                                   ---------------------------------------------------------------------
Redemption fees ................................           -- d           -- d          -- d          -- d          -- d
                                                   ---------------------------------------------------------------------
Net asset value, end of year ...................   $    23.18      $   20.21      $  16.63      $  15.48      $  13.66
                                                   =====================================================================

Total return c .................................        16.60%         26.86%        11.79%        15.74%        35.58%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................         2.05% e        2.15% e       2.13% e       2.17% e       2.25%
Net investment income ..........................         0.55%          0.10%         0.45%         0.42%         0.22%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $   47,010      $  26,755      $ 19,127      $ 18,252      $ 17,009
Portfolio turnover rate ........................         9.14%          9.54%        10.24%        10.35%        21.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                      SHARES/UNITS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 87.5%
    COMMON STOCKS AND OTHER EQUITY INTERESTS 87.1%
    AUSTRALIA 0.3%
    Alumina Ltd. ..................................                 Metals & Mining                        583,600   $    3,257,116
                                                                                                                     ---------------
    BELGIUM 0.5%
    Agfa Gevaert NV ...............................           Leisure Equipment & Products                 356,460        5,456,897
  a Agfa Gevaert NV, 144A .........................           Leisure Equipment & Products                  21,900          335,258
                                                                                                                     ---------------
                                                                                                                          5,792,155
                                                                                                                     ---------------
    BERMUDA 0.8%
    ACE Ltd. ......................................                    Insurance                            94,225        5,821,220
    XL Capital Ltd., A ............................                    Insurance                            69,790        3,511,135
                                                                                                                     ---------------
                                                                                                                          9,332,355
                                                                                                                     ---------------
    BRAZIL 2.4%
    Companhia de Saneamento Basico do Estado de
       Sao Paulo ..................................                 Water Utilities                        171,320        3,958,647
    Companhia de Saneamento de Minas Gerais .......                 Water Utilities                        202,220        3,521,809
    Petroleo Brasileiro SA, ADR ...................           Oil, Gas & Consumable Fuels                  187,300       21,584,452
                                                                                                                     ---------------
                                                                                                                         29,064,908
                                                                                                                     ---------------
    CHINA 7.2%
    BYD Co. Ltd., H ...............................               Electrical Equipment                   1,097,000        7,258,845
  a China Coal Energy Co., H, 144A ................           Oil, Gas & Consumable Fuels                  394,000        1,237,866
    China Life Insurance Co. Ltd., H ..............                    Insurance                         1,515,000        7,839,121
    China Mobile Ltd. .............................       Wireless Telecommunication Services              614,500       10,866,692
  b China Pharmaceutical Group Ltd. ...............                 Pharmaceuticals                     25,503,000        9,516,899
    China Resources Power Holdings Co. Ltd. .......   Independent Power Producers & Energy Traders       7,960,000       27,509,521
    China Shenhua Energy Co. Ltd., H ..............           Oil, Gas & Consumable Fuels                  972,000        5,808,492
    China Telecom Corp. Ltd., H ...................      Diversified Telecommunication Services          5,934,000        4,717,918
    PetroChina Co. Ltd., H ........................           Oil, Gas & Consumable Fuels                1,770,000        3,154,999
    Shanghai Electric Group Co. Ltd. ..............               Electrical Equipment                   6,205,000        5,251,664
  b TCL Multimedia Technology Holdings Ltd. .......                Household Durables                    8,502,000          577,841
    Weiqiao Textile Co. Ltd., H ...................         Textiles, Apparel & Luxury Goods             2,234,500        3,197,833
                                                                                                                     ---------------
                                                                                                                         86,937,691
                                                                                                                     ---------------
    EGYPT 0.3%
    Egyptian Mobile Services ......................       Wireless Telecommunication Services              108,260        3,993,820
                                                                                                                     ---------------
    FRANCE 5.0%
    AXA SA ........................................                    Insurance                           102,318        4,089,814
    Electricite de France .........................                Electric Utilities                       48,870        5,811,026
    France Telecom SA .............................      Diversified Telecommunication Services            196,010        7,042,482
    Sanofi-Aventis ................................                 Pharmaceuticals                        217,856       20,023,114
    Suez SA .......................................                 Multi-Utilities                        110,374        7,501,230
  b Thomson SA ....................................                Household Durables                      332,170        4,716,639
    Total SA, B ...................................           Oil, Gas & Consumable Fuels                  107,908        8,949,335
    Valeo SA ......................................                 Auto Components                         48,623        2,001,015
                                                                                                                     ---------------
                                                                                                                         60,134,655
                                                                                                                     ---------------
    GERMANY 3.7%
    Bayerische Motoren Werke AG ...................                   Automobiles                          109,760        6,844,417
    Celesio AG ....................................         Health Care Providers & Services                98,600        6,109,650


16 | Annual Report

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                      SHARES/UNITS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    GERMANY (CONTINUED)
    Commerzbank AG ................................                Commercial Banks                        133,400   $    5,118,066
    Deutsche Post AG ..............................             Air Freight & Logistics                    131,260        4,465,130
    E.ON AG .......................................               Electric Utilities                        57,480       12,214,267
    Siemens AG, ADR ...............................            Industrial Conglomerates                     65,140       10,250,430
                                                                                                                     ---------------
                                                                                                                         45,001,960
                                                                                                                     ---------------
    HONG KONG 1.1%
    Cheung Kong (Holdings) Ltd. ...................      Real Estate Management & Development              512,000        9,467,742
    Hutchison Whampoa Ltd., ADR ...................            Industrial Conglomerates                     26,100        1,468,125
    Swire Pacific Ltd., A .........................      Real Estate Management & Development              145,000        1,998,885
  b TCL Communication Technology Holdings Ltd. ....            Communications Equipment                  4,897,186          194,679
                                                                                                                     ---------------
                                                                                                                         13,129,431
                                                                                                                     ---------------
    INDIA 1.4%
    Hindustan Petroleum Corp. Ltd. ................           Oil, Gas & Consumable Fuels                  275,410        2,580,418
    Satyam Computer Services Ltd. .................                   IT Services                          663,800        7,566,191
    Tata Motors Ltd. ..............................                    Machinery                           350,970        6,609,690
                                                                                                                     ---------------
                                                                                                                         16,756,299
                                                                                                                     ---------------
    ISRAEL 0.1%
  b Check Point Software Technologies Ltd. ........                    Software                             76,200        1,673,352
                                                                                                                     ---------------
    ITALY 2.7%
    Eni SpA .......................................           Oil, Gas & Consumable Fuels                  184,151        6,731,956
    Mediaset SpA ..................................                      Media                           1,231,550       12,410,097
    UniCredito Italiano SpA .......................                Commercial Banks                      1,545,960       12,814,629
                                                                                                                     ---------------
                                                                                                                         31,956,682
                                                                                                                     ---------------
    JAPAN 9.3%
    Aiful Corp. ...................................                Consumer Finance                        499,805        8,945,978
    Hitachi Ltd. ..................................       Electronic Equipment & Instruments               466,000        3,480,949
    Komatsu Ltd. ..................................                    Machinery                           141,000        3,843,788
    Mabuchi Motor Co. Ltd. ........................       Electronic Equipment & Instruments                59,500        3,596,198
    Mitsubishi UFJ Financial Group Inc. ...........                Commercial Banks                      1,650,000       15,491,638
    NEC Corp. .....................................             Computers & Peripherals                    175,000          808,187
  c NGK Spark Plug Co. Ltd. .......................                 Auto Components                        518,000        9,085,845
    Nintendo Co. Ltd. .............................                    Software                             33,200       19,917,321
    Nippon Telegraph & Telephone Corp. ............     Diversified Telecommunication Services                 400        2,005,111
    Nissan Motor Co. Ltd. .........................                   Automobiles                          545,000        6,011,299
    NOK Corp. .....................................                 Auto Components                        296,300        6,310,474
    Nomura Holdings Inc. ..........................                 Capital Markets                        213,300        3,624,656
    Olympus Corp. .................................        Health Care Equipment & Supplies                 88,300        3,658,216
    Shinsei Bank Ltd. .............................                Commercial Banks                      3,960,000       14,488,454
    Sompo Japan Insurance Inc. ....................                    Insurance                            44,000          398,906
    Sony Corp. ....................................               Household Durables                        82,800        4,603,506
    USS Co. Ltd. ..................................                Specialty Retail                         86,110        5,366,673
                                                                                                                     ---------------
                                                                                                                        111,637,199
                                                                                                                     ---------------


                                                              Annual Report | 17

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                      SHARES/UNITS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    MEXICO 1.1%
    Kimberly Clark de Mexico SAB de CV, A .........               Household Products                       445,600   $    1,945,342
    Telefonos de Mexico SAB de CV (Telmex),
       L, ADR .....................................     Diversified Telecommunication Services             311,040       11,458,713
                                                                                                                     ---------------
                                                                                                                         13,404,055
                                                                                                                     ---------------
    NETHERLANDS 1.5%
    ING Groep NV ..................................         Diversified Financial Services                 288,510       11,262,741
    Koninklijke Philips Electronics NV ............            Industrial Conglomerates                    163,503        7,043,711
                                                                                                                     ---------------
                                                                                                                         18,306,452
                                                                                                                     ---------------
    NEW ZEALAND 0.3%
    Fisher & Paykel Healthcare Corp. Ltd. .........        Health Care Equipment & Supplies              1,166,850        3,121,423
                                                                                                                     ---------------
    RUSSIA 1.2%
    Gazprom, ADR ..................................           Oil, Gas & Consumable Fuels                  260,200       14,610,230
                                                                                                                     ---------------
    SINGAPORE 0.3%
    DBS Group Holdings Ltd. .......................                Commercial Banks                        215,000        3,087,516
                                                                                                                     ---------------
    SOUTH KOREA 4.2%
  b Bank of Pusan .................................                Commercial Banks                        217,610        3,649,887
  b Daegu Bank Co. Ltd. ...........................                Commercial Banks                        175,690        2,918,626
    Hana Financial Group Inc. .....................                Commercial Banks                        158,577        8,538,305
  b Hyundai Motor Co. Ltd. ........................                   Automobiles                          162,330       12,416,888
  b Kookmin Bank ..................................                Commercial Banks                         73,720        5,434,197
    Korea Electric Power Corp., ADR ...............               Electric Utilities                       234,530        4,889,950
    KT Corp., ADR .................................     Diversified Telecommunication Services             165,185        4,261,773
    Samsung Electronics Co. Ltd. ..................    Semiconductors & Semiconductor Equipment              8,630        5,126,094
    SK Telecom Co. Ltd., ADR ......................       Wireless Telecommunication Services               92,600        2,763,184
                                                                                                                     ---------------
                                                                                                                         49,998,904
                                                                                                                     ---------------
    SPAIN 2.1%
    Banco Santander SA ............................                Commercial Banks                        322,500        6,960,771
    Iberdrola SA, Br. .............................               Electric Utilities                       238,504        3,619,832
    Repsol YPF SA .................................           Oil, Gas & Consumable Fuels                  161,820        5,757,386
    Telefonica SA .................................     Diversified Telecommunication Services             259,975        8,430,146
                                                                                                                     ---------------
                                                                                                                         24,768,135
                                                                                                                     ---------------
    SWEDEN 0.9%
    Atlas Copco AB, A .............................                    Machinery                           290,960        4,342,552
    Nordea Bank AB ................................                Commercial Banks                        236,730        3,954,226
    Securitas AB, B ...............................         Commercial Services & Supplies                 140,800        1,959,881
  b Securitas Direct AB, B ........................          Diversified Consumer Services                 140,800          564,010
    Securitas Systems AB, B .......................         Commercial Services & Supplies                 140,800          500,859
                                                                                                                     ---------------
                                                                                                                         11,321,528
                                                                                                                     ---------------
    SWITZERLAND 4.2%
    Lonza Group AG ................................                    Chemicals                            97,950       11,876,394
    Nestle SA .....................................                  Food Products                           8,740        4,010,590
    Novartis AG ...................................                 Pharmaceuticals                        218,480       11,972,827
    Swiss Reinsurance Co. .........................                    Insurance                            87,098        6,183,405
    UBS AG ........................................                 Capital Markets                        363,140       16,791,860
                                                                                                                     ---------------
                                                                                                                         50,835,076
                                                                                                                     ---------------


18 | Annual Report

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                      SHARES/UNITS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    TAIWAN 0.4%
    Chunghwa Telecom Co. Ltd., ADR ................     Diversified Telecommunication Services             114,342   $    2,413,756
    Lite-on Technology Corp., GDR .................            Computers & Peripherals                     123,073        2,147,990
                                                                                                                     ---------------
                                                                                                                          4,561,746
                                                                                                                     ---------------
    THAILAND 1.8%
    Airports of Thailand Public Co. Ltd., fgn. ....         Transportation Infrastructure                2,135,400        3,645,109
    BEC World Public Co. Ltd., fgn. ...............                     Media                            4,081,800        3,483,799
    Krung Thai Bank Public Co. Ltd., fgn. .........                Commercial Banks                     15,000,000        4,586,611
    Siam City Bank Public Co. Ltd., fgn. ..........                Commercial Banks                     21,431,300        9,543,402
                                                                                                                     ---------------
                                                                                                                         21,258,921
                                                                                                                     ---------------
    TURKEY 0.8%
    Turkcell Iletisim Hizmetleri AS, ADR ..........      Wireless Telecommunication Services               327,870        9,039,376
                                                                                                                     ---------------
    UNITED KINGDOM 10.3%
    Aviva PLC .....................................                   Insurance                            373,290        4,991,699
    BAE Systems PLC ...............................              Aerospace & Defense                       925,737        9,160,178
    BP PLC ........................................          Oil, Gas & Consumable Fuels                   383,840        4,690,426
  b British Airways PLC ...........................                    Airlines                            214,800        1,322,003
    British Energy Group PLC ......................               Electric Utilities                     1,574,660       17,130,021
    British Sky Broadcasting Group PLC ............                     Media                              215,760        2,653,680
    Cadbury Schweppes PLC .........................                 Food Products                          225,600        2,783,669
    GlaxoSmithKline PLC ...........................                Pharmaceuticals                         507,250       12,890,791
    HSBC Holdings PLC .............................                Commercial Banks                        634,800       10,720,965
    Kingfisher PLC ................................                Specialty Retail                      1,330,940        3,850,409
    National Grid PLC .............................                Multi-Utilities                         148,743        2,466,322
    Old Mutual PLC ................................                   Insurance                          1,754,360        5,842,244
    Royal Bank of Scotland Group PLC ..............                Commercial Banks                      1,080,110        9,528,794
    Royal Dutch Shell PLC, A ......................          Oil, Gas & Consumable Fuels                    21,030          882,341
    Royal Dutch Shell PLC, B ......................          Oil, Gas & Consumable Fuels                   256,227       10,640,405
    Shire PLC .....................................                Pharmaceuticals                         200,388        4,574,869
    Smiths Group PLC ..............................            Industrial Conglomerates                    146,180        2,942,283
    Unilever PLC ..................................                 Food Products                          132,631        4,980,739
    Yell Group PLC ................................                     Media                            1,493,890       11,902,823
                                                                                                                     ---------------
                                                                                                                        123,954,661
                                                                                                                     ---------------
    UNITED STATES 23.2%
    American International Group Inc. .............                   Insurance                            339,142       19,771,979
  b Amgen Inc. ....................................                 Biotechnology                          324,140       15,053,062
    Aon Corp. .....................................                   Insurance                            152,920        7,292,755
    Applera Corp. - Applied Biosystems Group ......                 Biotechnology                           52,600        1,784,192
  b Aquila Inc. ...................................                Multi-Utilities                       6,045,480       22,549,640
    AT&T Inc. .....................................     Diversified Telecommunication Services              75,190        3,124,896
  b BMC Software Inc. .............................                    Software                            236,790        8,439,196
  b Boston Scientific Corp. .......................        Health Care Equipment & Supplies              1,388,380       16,146,859
    Bristol-Myers Squibb Co. ......................                Pharmaceuticals                         251,110        6,659,437
  b Cadence Design Systems Inc. ...................                    Software                            133,000        2,262,330
    CIGNA Corp. ...................................        Health Care Providers & Services                 94,500        5,077,485
  b The DIRECTV Group Inc. ........................                     Media                              126,600        2,926,992


                                                              Annual Report | 19

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                      SHARES/UNITS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    UNITED STATES (CONTINUED)
  b Domtar Corp. ..................................            Paper & Forest Products                     383,450   $    2,928,690
    The Dow Chemical Co. ..........................                   Chemicals                             68,170        2,687,261
    El Paso Corp. .................................          Oil, Gas & Consumable Fuels                   171,300        2,953,212
    Electronic Data Systems Corp. .................                  IT Services                           523,040       10,842,619
    General Electric Co. ..........................            Industrial Conglomerates                    390,920       14,491,404
  b The Interpublic Group of Cos. Inc. ............                     Media                              573,370        4,650,031
  b Invitrogen Corp. ..............................                 Biotechnology                           12,480        1,165,757
  a KKR Private Equity Investors LP, 144A .........                Capital Markets                          88,000        1,598,080
    Kraft Foods Inc., A ...........................                 Food Products                          103,000        3,360,890
    Kroger Co. ....................................            Food & Staples Retailing                    197,800        5,283,238
    Liz Claiborne Inc. ............................        Textiles, Apparel & Luxury Goods                489,590        9,963,156
    Merck & Co. Inc. ..............................                Pharmaceuticals                         254,220       14,772,724
    Microsoft Corp. ...............................                    Software                            194,760        6,933,456
  b Millipore Corp. ...............................        Health Care Equipment & Supplies                 44,700        3,271,146
    News Corp., A .................................                     Media                              672,120       13,771,739
    OfficeMax Inc. ................................                Specialty Retail                        426,560        8,812,730
  b Oracle Corp. ..................................                    Software                            328,950        7,427,691
    Pfizer Inc. ...................................                Pharmaceuticals                         553,084       12,571,599
    Raytheon Co. ..................................              Aerospace & Defense                       109,520        6,647,864
    Sprint Nextel Corp. ...........................      Wireless Telecommunication Services               285,520        3,748,878
    Target Corp. ..................................                Multiline Retail                         90,140        4,507,000
  b Tenet Healthcare Corp. ........................        Health Care Providers & Services                191,800          974,344
    Time Warner Inc. ..............................                     Media                              809,740       13,368,807
    United Parcel Service Inc., B .................            Air Freight & Logistics                      70,240        4,967,373
  b Viacom Inc., B ................................                     Media                              118,180        5,190,466
                                                                                                                     ---------------
                                                                                                                        277,978,978
                                                                                                                     ---------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $787,139,279) ........................                                                                   1,044,914,624
                                                                                                                     ---------------
    PREFERRED STOCK (COST $4,546,285) 0.4%
    BRAZIL 0.4%
    Companhia Vale do Rio Doce, ADR, pfd., A ......                Metals & Mining                         203,380        5,690,572
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS
       (COST $791,685,564) ........................                                                                   1,050,605,196
                                                                                                                     ---------------

                                                                                                     -------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT
                                                                                                     -------------
    SHORT TERM INVESTMENTS 12.1%
    U.S. GOVERNMENT AND AGENCY SECURITIES 12.1%
  d FHLB, 1/02/08 .................................                                                  $  12,718,000       12,718,000
  d FHLB, 1/23/08 - 4/30/08 .......................                                                     21,607,000       21,437,631
  d FHLB, 4/16/08 .................................                                                     15,720,000       15,533,168
  d FHLB, 8/06/08 .................................                                                     30,000,000       29,315,550
  d FHLMC, 4/29/08 ................................                                                     10,000,000        9,866,430
  d FNMA, 3/28/08 - 5/16/08 .......................                                                     16,940,000       16,720,212
  d FNMA, 6/11/08 .................................                                                     40,000,000       39,296,080
                                                                                                                     ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $144,724,627) ........................                                                                     144,887,071
                                                                                                                     ---------------


20 | Annual Report

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS
      (COST $936,410,191) 99.6% ......................                                                               $1,195,492,267
   OTHER ASSETS, LESS LIABILITIES 0.4% ...............                                                                    4,259,742
                                                                                                                     ---------------
   NET ASSETS 100.0% .................................                                                               $1,199,752,009
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
GDR   - Global Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2007, the aggregate value of these securities was $3,171,204, representing 0.26% of net assets.

b Non-income producing for the twelve months ended December 31, 2007.

c A portion or all of the securities purchased on a when-issued or delayed delivery basis. See Note 1(c).

d The security is traded on a discount basis with no stated coupon rate.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Opportunities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

Assets:
   Investments in securities:
      Cost .................................................................................................   $      936,410,191
                                                                                                               ===================
      Value ................................................................................................   $    1,195,492,267
   Cash ....................................................................................................                4,905
   Foreign currency, at value (cost $275,426) ..............................................................              274,355
   Receivables:
      Capital shares sold ..................................................................................            6,231,573
      Dividends ............................................................................................            1,355,767
                                                                                                               -------------------
         Total assets ......................................................................................        1,203,358,867
                                                                                                               -------------------
Liabilities:
   Payables:
      Investment securities purchased ......................................................................               86,395
      Capital shares redeemed ..............................................................................            1,709,879
      Affiliates ...........................................................................................            1,598,637
      Deferred tax .........................................................................................              101,109
   Accrued expenses and other liabilities ..................................................................              110,838
                                                                                                               -------------------
         Total liabilities .................................................................................            3,606,858
                                                                                                               -------------------
            Net assets, at value ...........................................................................   $    1,199,752,009
                                                                                                               ===================
Net assets consist of:
   Paid-in capital .........................................................................................   $      914,826,637
   Net unrealized appreciation (depreciation) ..............................................................          258,989,273
   Accumulated net realized gain (loss) ....................................................................           25,936,099
                                                                                                               -------------------
            Net assets, at value ...........................................................................   $    1,199,752,009
                                                                                                               ===================
CLASS A:
   Net assets, at value ....................................................................................   $    1,148,008,181
                                                                                                               ===================
   Shares outstanding ......................................................................................           48,749,965
                                                                                                               ===================
   Net asset value per share a .............................................................................   $            23.55
                                                                                                               ===================
   Maximum offering price per share (net asset value per share / 94.25%) ...................................   $            24.99
                                                                                                               ===================
CLASS B:
   Net assets, at value ....................................................................................   $        4,733,553
                                                                                                               ===================
   Shares outstanding ......................................................................................              203,483
                                                                                                               ===================
   Net asset value and maximum offering price per share a ..................................................   $            23.26
                                                                                                               ===================
CLASS C:
   Net assets, at value ....................................................................................   $       47,010,275
                                                                                                               ===================
   Shares outstanding ......................................................................................            2,028,362
                                                                                                               ===================
   Net asset value and maximum offering price per share a ..................................................   $            23.18
                                                                                                               ===================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


22 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Global Opportunities Trust

STATEMENT OF OPERATIONS
for the year ended December 31, 2007

Investment income:
   Dividends (net of foreign taxes of $1,042,269) ..........................................................   $       17,194,561
   Interest ................................................................................................            4,993,265
                                                                                                               -------------------
         Total investment income ...........................................................................           22,187,826
                                                                                                               -------------------
Expenses:
   Management fees (Note 3a) ...............................................................................            6,379,868
   Administrative fees (Note 3b) ...........................................................................            1,110,765
   Distribution fees (Note 3c)
      Class A ..............................................................................................            2,041,380
      Class B ..............................................................................................               34,892
      Class C ..............................................................................................              343,169
   Transfer agent fees (Note 3e) ...........................................................................              974,449
   Custodian fees (Note 4) .................................................................................              158,207
   Reports to shareholders .................................................................................               79,410
   Registration and filing fees ............................................................................               91,628
   Professional fees .......................................................................................               66,044
   Trustees' fees and expenses .............................................................................               85,330
   Other ...................................................................................................               22,725
                                                                                                               -------------------
         Total expenses ....................................................................................           11,387,867
         Expense reductions (Note 4) .......................................................................                 (473)
                                                                                                               -------------------
            Net expenses ...................................................................................           11,387,394
                                                                                                               -------------------
               Net investment income .......................................................................           10,800,432
                                                                                                               -------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ..........................................................................................           36,218,258
      Foreign currency transactions ........................................................................              (15,816)
                                                                                                               -------------------
         Net realized gain (loss) ..........................................................................           36,202,442
                                                                                                               -------------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ..........................................................................................           63,028,089
      Translation of assets and liabilities denominated in foreign currencies ..............................               (7,895)
   Change in deferred taxes on unrealized appreciation (depreciation) ......................................              305,936
                                                                                                               -------------------
         Net change in unrealized appreciation (depreciation) ..............................................           63,326,130
                                                                                                               -------------------
Net realized and unrealized gain (loss) ....................................................................           99,528,572
                                                                                                               -------------------
Net increase (decrease) in net assets resulting from operations ............................................   $      110,329,004
                                                                                                               ===================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Opportunities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              ------------------------------------
                                                                                                    YEAR ENDED DECEMBER 31,
                                                                                                  2007                  2006
                                                                                              ------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...............................................................   $   10,800,432   $        3,684,203
      Net realized gain (loss) from investments and foreign currency transactions .........       36,202,442           17,003,074
      Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies, and deferred
         taxes ............................................................................       63,326,130           92,582,500
                                                                                              ------------------------------------
            Net increase (decrease) in net assets resulting from operations ...............      110,329,004          113,269,777
                                                                                              ------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ..........................................................................      (10,641,200)          (3,888,160)
         Class B ..........................................................................          (18,424)              (4,364)
         Class C ..........................................................................         (168,306)             (38,646)
      Net realized gains:
         Class A ..........................................................................      (11,400,045)         (19,334,717)
         Class B ..........................................................................          (49,878)            (111,318)
         Class C ..........................................................................         (476,097)          (1,018,893)
                                                                                              ------------------------------------
   Total distributions to shareholders ....................................................      (22,753,950)         (24,396,098)
                                                                                              ------------------------------------

   Capital share transactions: (Note 2)
         Class A ..........................................................................      542,575,511           59,758,279
         Class B ..........................................................................        1,450,300              331,813
         Class C ..........................................................................       16,208,468            3,272,814
                                                                                              ------------------------------------
   Total beneficial share transactions ....................................................      560,234,279           63,362,906
                                                                                              ------------------------------------

   Redemption fees ........................................................................            1,792                1,494
                                                                                              ------------------------------------

      Net increase (decrease) in net assets ...............................................      647,811,125          152,238,079
Net assets:
   Beginning of year ......................................................................      551,940,884          399,702,805
                                                                                              ------------------------------------
   End of year ............................................................................   $1,199,752,009   $      551,940,884
                                                                                              ------------------------------------
Undistributed net investment income included in net assets:
   End of year ............................................................................   $           --   $               --
                                                                                              ====================================


24 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Global Opportunities Trust

NOTES TO FINANCIAL STATEMENT

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company. The Fund offers three classes of shares: Class A, Class B, and Class C. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured


                                                              Annual Report | 25

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


26 | Annual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.


                                                              Annual Report | 27

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                   ----------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                                2007                              2006
                                   ----------------------------------------------------------------
                                       SHARES          AMOUNT           SHARES           AMOUNT
                                   ----------------------------------------------------------------
CLASS A SHARES:
   Shares sold .................      34,498,949   $ 800,567,586       6,166,758      $117,717,799
   Shares issued in reinvestment
      of distributions .........         702,555      15,949,640         974,897        19,144,130
   Shares redeemed .............     (11,940,905)   (273,941,715)     (4,140,835)      (77,103,650)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....      23,260,599   $ 542,575,511       3,000,820      $ 59,758,279
                                   ================================================================
CLASS B SHARES:
   Shares sold .................          91,701   $   2,106,592          40,395      $    741,637
   Shares issued in reinvestment
      of distributions .........           2,796          62,352           5,225           101,206
   Shares redeemed .............         (32,641)       (718,644)        (27,966)         (511,030)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....          61,856   $   1,450,300          17,654      $    331,813
                                   ================================================================


28 | Annual Report

Templeton Global Opportunities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                   ----------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                                2007                              2006
                                   ----------------------------------------------------------------
                                         SHARES        AMOUNT            SHARES          AMOUNT
                                   ----------------------------------------------------------------
CLASS C SHARES:
   Shares sold .................         925,474   $  21,112,445         288,639      $  5,318,944
   Shares issued in reinvestment
      of distributions .........          24,889         552,851          47,750           920,326
   Shares redeemed .............        (245,962)     (5,456,828)       (162,567)       (2,966,456)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....         704,401   $  16,208,468         173,822      $  3,272,814
                                   ================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Templeton Investment Counsel, LLC (TIC)                         Investment manager
Franklin Templeton Investment (Asia) Limited (FTIA)             Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
------------------------------------------------------------------------
     0.750%           Up to and including $1 billion
     0.730%           Over $1 billion, up to and including $5 billion
     0.710%           Over $5 billion, up to and including $10 billion
     0.690%           Over $10 billion, up to and including $15 billion
     0.670%           Over $15 billion, up to and including $20 billion
     0.650%           In excess of $20 billion

Under a subadvisory agreement, FTIA, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------
     0.150%           Up to and including $200 million
     0.135%           Over $200 million, up to and including $700 million
     0.100%           Over $700 million, up to and including $1.2 billion
     0.075%           In excess of $1.2 billion


                                                              Annual Report | 29

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..........................................................   0.25%
Class B ..........................................................   1.00%
Class C ..........................................................   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to unaffiliated
  broker/dealers .........................                        $362,004
Contingent deferred sales charges retained...................     $  5,698

E. TRANSFER AGENT FEES

For the year ended December 31, 2007, the Fund paid transfer agent fees of $974,449, of which $691,099 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.


30 | Annual Report

Templeton Global Opportunities Trust

5. INCOME TAXES

The Fund has reviewed the tax positions taken on federal income tax returns, for each of the open tax years and as of December 31, 2007 and has determined that no provision for income tax is required in the Fund's financial statements.

The tax character of distributions paid during the years ended December 31, 2007 and 2006, was as follows:
                                           -------------------------
                                               2007          2006
                                           -------------------------
Distributions paid from:
   Ordinary income .....................   $11,137,553   $ 5,620,848
   Long term capital gain ..............    11,616,397    18,775,250
                                           -------------------------
                                           $22,753,950   $24,396,098
                                           =========================

At December 31, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ..........................................   $ 936,410,191
                                                                 ==============

Unrealized appreciation ......................................   $ 317,385,127
Unrealized depreciation ......................................     (58,303,051)
                                                                 --------------
Net unrealized appreciation (depreciation) ...................   $ 259,082,076
                                                                 ==============

Undistributed ordinary income ................................   $  15,238,040
Undistributed long term capital gains ........................      10,698,059
                                                                 --------------
Distributable earnings .......................................   $  25,936,099
                                                                 ==============

Net investment income and net realized gains (losses) differs for financial statement and tax purposes primarily due to differing treatments of pass-through entity income and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2007, aggregated $509,207,932 and $69,904,355, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


                                                              Annual Report | 31

Templeton Global Opportunities Trust

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


32 | Annual Report

Templeton Global Opportunities Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL OPPORTUNITIES
TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust (the "Fund") at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 20, 2008


                                                              Annual Report | 33

Templeton Global Opportunities Trust

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $20,692,587 as a long term capital gain dividend for the fiscal year ended December 31, 2007.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $15,510,436 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2007.

Under Section 854(b)(2) of the Code, the Fund designates 24.87% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2007.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $15,948,415 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $4,993,076 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2007.

At December 31, 2007, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Funds, to Class A, Class B, and Class C shareholders of record.

Record Date: 12/14/2007

-----------------------------------------------------------------------------------------------------------
                                    FOREIGN TAX PAID   FOREIGN SOURCE INCOME    FOREIGN QUALIFIED DIVIDENDS
  CLASS                                 PER SHARE            PER SHARE                 PER SHARE
-----------------------------------------------------------------------------------------------------------
  Class A .......................       $ 0.027              $ 0.1633                  $ 0.1391
  Class B .......................       $ 0.027              $ 0.0754                  $ 0.0643
  Class C .......................       $ 0.027              $ 0.0725                  $ 0.0620


34 | Annual Report

Templeton Global Opportunities Trust

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1

In January 2008, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2007. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2007 individual income tax returns.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax bracket). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


                                                              Annual Report | 35

Templeton Global Opportunities Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee          Since 1992           141                       Bar-S Foods (meat packing company).
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)         Trustee          Since 1989           20                        Fortis, Inc. (utility holding
500 East Broward Blvd.                                                                           company), Nuinsco Resources Limited
Suite 2100                                                                                       (mineral exploration), Royal
Fort Lauderdale, FL 33394-3091                                                                   Fidelity Merchant Bank & Trust
                                                                                                 Limited (financial services), C.A.
                                                                                                 Bancorp Inc. (financial services),
                                                                                                 Victory Nickel Inc. (mineral
                                                                                                 exploration), ABACO Markets Limited
                                                                                                 (retail distributors) and Belize
                                                                                                 Electricity Limited (electric
                                                                                                 utility).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Company Ltd.; Director, Provo Power
Company Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power
Ltd. (1977-2003).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Lead             Trustee since        141                       Hess Corporation (exploration and
500 East Broward Blvd.           Independent      1996 and Lead                                  refining of oil and gas), H.J.
Suite 2100                       Trustee          Independent                                    Heinz Company (processed foods and
Fort Lauderdale, FL 33394-3091                    Trustee since                                  allied products), RTI International
                                                  December 2007                                  Metals, Inc. (manufacture and
                                                                                                 distribution of titanium), Canadian
                                                                                                 National Railway (railroad) and
                                                                                                 White Mountains Insurance Group,
                                                                                                 Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)          Trustee          Since 2005           20                        Emeritus Corporation (assisted
500 East Broward Blvd.                                                                           living) and OSI Pharmaceuticals,
Suite 2100                                                                                       Inc. (pharmaceutical products).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga
Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc.
(investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee          Since 2003           141                       Hess Corporation (exploration and
500 East Broward Blvd.                                                                           refining of oil and gas) and
Suite 2100                                                                                       Sentient Jet (private jet service).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Trustee          Since 2005           141                       None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS     Trustee          Since 1989           20                        None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (1946)            Trustee          Since 2006           34                        El Oro and Exploration Co., p.l.c.
500 East Broward Blvd.                                                                           (investments) and ARC Wireless
Suite 2100                                                                                       Solutions, Inc. (wireless
Fort Lauderdale, FL 33394-3091                                                                   components and network products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Practicing attorney.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
** CHARLES B. JOHNSON (1933)     Trustee,         Trustee and          141                       None
One Franklin Parkway             Chairman of      Chairman of the
San Mateo, CA 94403-1906         the Board and    Board since 1995,
                                 Vice President   Vice President
                                                  since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
** RUPERT H. JOHNSON, JR. (1940) Trustee and      Since 1996           56                        None
One Franklin Parkway             Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief            Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway             Compliance       Officer since 2004
San Mateo, CA 94403-1906         Officer and      and Vice President
                                 Vice President   - AML Compliance
                                 - AML            since 2006
                                 Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice      Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President   Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


38 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)               Vice President   Since 1994           Not Applicable            Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Templeton Worldwide, Inc.; Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice
President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)        Secretary        Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the
South; and officer of 14 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
GARY P. MOTYL (1952)             President and    Since                Not Applicable            Not Applicable
500 East Broward Blvd.           Chief Executive  October 2007
Suite 2100                       Officer -
Fort Lauderdale, FL 33394-3091   Investment
                                 Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Templeton Investment Counsel, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc. and of six of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)         Treasurer        Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President   Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial  Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. NIEMIEC QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND OSI PHARMACEUTICALS, INC. AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. NIEMIEC HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. NIEMIEC IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


40 | Annual Report

Templeton Global Opportunities Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 41

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

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ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

SUBADVISOR

Franklin Templeton Investments (Asia) Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


415 A2007 02/08


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12 (a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $27,949 for the fiscal year ended December 31, 2007 and $34,856 for the fiscal year ended December 31, 2006.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended December 31, 2007 and $0 for the fiscal year ended December 31, 2006. The services for which these fees were paid included tax compliance and advice.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2007 and $236 for the fiscal year ended December 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2007 and $175,625 for the fiscal year ended December 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connect with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended December 31, 2007 and $175,861 for the fiscal year ended December 31, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.   N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
           CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura Fergerson, Chief Financial Officer and Chief Accounting Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/GALEN G. VETTER
  ---------------------------------
    Galen G. Vetter
    Chief Executive Officer -
      Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
  ---------------------------------
    Galen G. Vetter
    Chief Executive Officer -
      Finance and Administration
Date  February 27, 2008

By /s/LAURA FERGERSON
  ---------------------------------
    Laura Fergerson
    Chief Financial Officer and
    Chief Accounting Officer
Date  February 27, 2008